Note 6 - Leases - Summary of Lease Costs 1 (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 582	$ 602	$ 1,171	$ 1,204	$ 2,379	$ 2,382
Variable lease cost	85	80	169	159	340	241
Total operating lease cost	$ 667	$ 682	$ 1,340	$ 1,363	2,719	2,623
Cash paid for operating leases included in operating cash flows					$ (2,500)	$ (1,341)